S-K 1602(c) Dilution	Oct. 31, 2025 USD ($) $ / shares shares
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Over-allotment Option Exercised [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.34
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.66
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.34
Over-allotment Option Exercised [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.38
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.62
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.38
Over-allotment Option Exercised [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.74
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	6.26
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.74
Over-allotment Option Exercised [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.31
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.69
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.31
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Over-allotment Option Not Exercised [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.35
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.65
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.35
Over-allotment Option Not Exercised [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.4
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.6
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.4
Over-allotment Option Not Exercised [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.75
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	6.25
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.75
Over-allotment Option Not Exercised [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.3
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.7
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.3
Without Over-Allotment Option Exercised [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	6.34
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.66
Net Tangible Book Value (in Dollars) | $	$ (208,281)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 45,845,202
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	7,236,570
Without Over-Allotment Option Exercised [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	5.38
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.62
Net Tangible Book Value (in Dollars) | $	$ (208,281)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 30,845,202
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,736,570
Without Over-Allotment Option Exercised [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	3.74
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.26
Net Tangible Book Value (in Dollars) | $	$ (208,281)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 15,845,202
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	4,236,570
Without Over-Allotment Option Exercised [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0.31
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.69
Net Tangible Book Value (in Dollars) | $	$ (208,281)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 845,202
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,736,570
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 60,945,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	60,945,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	60,945,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	60,945,000
Without Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	187,616
Without Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	187,616
Without Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	187,616
Without Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	187,616
Without Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(15,000,000)
Without Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(30,000,000)
Without Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(45,000,000)
Without Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(60,000,000)
Without Over-Allotment Option Exercised [Member] | Over-Allotment Option Liability [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(79,133)
Without Over-Allotment Option Exercised [Member] | Over-Allotment Option Liability [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(79,133)
Without Over-Allotment Option Exercised [Member] | Over-Allotment Option Liability [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(79,133)
Without Over-Allotment Option Exercised [Member] | Over-Allotment Option Liability [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (79,133)
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(225,000)
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(225,000)
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(225,000)
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(225,000)
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	227,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	227,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	227,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	227,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	857,142
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	857,142
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	857,142
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	857,142
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	32,428
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	32,428
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	32,428
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	32,428
Without Over-Allotment Option Exercised [Member] | Representative Shares [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Representative Shares [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Representative Shares [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Representative Shares [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(1,500,000)
Without Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(3,000,000)
Without Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(4,500,000)
Without Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(6,000,000)
With Over-Allotment Option Exercised [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.35
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.65
Net Tangible Book Value (in Dollars) | $	$ (208,281)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 52,674,335
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	8,290,856
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.35
With Over-Allotment Option Exercised [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.4
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.6
Net Tangible Book Value (in Dollars) | $	$ (208,281)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 35,424,335
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,565,856
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 5.4
With Over-Allotment Option Exercised [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.75
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.25
Net Tangible Book Value (in Dollars) | $	$ (208,281)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 18,174,335
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	4,840,856
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 3.75
With Over-Allotment Option Exercised [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.3
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.7
Net Tangible Book Value (in Dollars) | $	$ (208,281)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 924,335
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	3,115,856
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.3
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 69,945,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	69,945,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	69,945,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	69,945,000
With Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	187,616
With Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	187,616
With Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	187,616
With Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	187,616
With Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(17,250,000)
With Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(34,500,000)
With Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(51,750,000)
With Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (69,000,000)
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,900,000
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,900,000
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,900,000
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,900,000
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	233,750
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	233,750
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	233,750
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	233,750
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	985,714
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	985,714
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	985,714
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	985,714
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	33,392
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	33,392
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	33,392
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	33,392
With Over-Allotment Option Exercised [Member] | Representative Shares [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Representative Shares [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Representative Shares [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Representative Shares [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Scenario A 25% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(1,725,000)
With Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Scenario B 50% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(3,450,000)
With Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Scenario C 75% of maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(5,175,000)
With Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Scenario D Maximum redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(6,900,000)